STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock To Be Issued [Member]	Stock Subscription Receivable [Member]	Preferred Stock To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2022	$ 1,000	$ 1,883	$ 208	$ 162,788	$ 16,384,983		$ (50,000)		$ (15,058,400)	$ 1,442,462
Beginning balance, shares at Jun. 30, 2022	1,000,000	1,833,000	207,500	162,788,028
Preferred stock sold for cash			$ 47		46,453					46,500
Preferred stock sold for cash, shares			46,500
Stock sold for cash				$ 50	6,200		(6,250)
Stock sold for cash, shares				50,000
Stock issued for services – related party				$ 20,000	5,730,000					5,750,000
Stock issued for services - related party, shares				20,000,000
Net loss									(7,376,679)	(7,376,679)
Ending balance, value at Sep. 30, 2022	$ 1,000	$ 1,883	$ 255	$ 182,838	22,167,636		(56,250)		(22,435,079)	(137,717)
Ending balance, shares at Sep. 30, 2022	1,000,000	1,833,000	254,000	182,838,028
Beginning balance, value at Jun. 30, 2022	$ 1,000	$ 1,883	$ 208	$ 162,788	16,384,983		(50,000)		(15,058,400)	1,442,462
Beginning balance, shares at Jun. 30, 2022	1,000,000	1,833,000	207,500	162,788,028
Net loss										(9,559,411)
Ending balance, value at Dec. 31, 2022	$ 1,000	$ 1,883	$ 159	$ 191,849	23,314,844		(56,250)	10,650,000	(24,617,811)	9,485,674
Ending balance, shares at Dec. 31, 2022	1,000,000	1,833,000	158,000	191,849,360
Beginning balance, value at Sep. 30, 2022	$ 1,000	$ 1,883	$ 255	$ 182,838	22,167,636		(56,250)		(22,435,079)	(137,717)
Beginning balance, shares at Sep. 30, 2022	1,000,000	1,833,000	254,000	182,838,028
Preferred stock sold for cash			$ 58		50,692					50,750
Preferred stock sold for cash, shares			57,750
Preferred stock converted to common stock			$ (154)	$ 4,448	762,251					766,545
Preferred stock converted to common stock, shares			(153,750)	4,447,871
Stock issued for conversion of debt				$ 1,538	102,385					103,923
Stock issued for conversion of debt, shares				1,538,461
Stock issued for services – related party				$ 1,000	164,000					165,000
Stock issued for services - related party, shares				1,000,000
Stock issued for services				$ 2,025	67,880					69,905
Stock issued for services, shares				2,025,000
Preferred stock issued for asset acquisitions								10,650,000		10,650,000
Net loss									(2,182,732)	(2,182,732)
Ending balance, value at Dec. 31, 2022	$ 1,000	$ 1,883	$ 159	$ 191,849	23,314,844		(56,250)	10,650,000	(24,617,811)	9,485,674
Ending balance, shares at Dec. 31, 2022	1,000,000	1,833,000	158,000	191,849,360
Beginning balance, value at Jun. 30, 2023	$ 1,000	$ 1,883	$ 165	$ 227,098	24,171,513		(56,250)		(25,547,794)	(1,202,385)
Beginning balance, shares at Jun. 30, 2023	1,000,000	1,833,000	163,950	227,097,537
Stock issued for debt				$ 27,687	48,758					76,445
Stock issued for debt, shares				27,687,342
Preferred stock converted to common stock			$ (75)	$ 53,371	88,096					141,392
Preferred stock converted to common stock, shares			(75,138)	53,371,284
Stock sold for cash						10,000				10,000
Net loss									(372,472)	(372,472)
Ending balance, value at Sep. 30, 2023	$ 1,000	$ 1,883	$ 90	$ 308,156	24,308,367	10,000	(56,250)		(25,920,266)	(1,347,020)
Ending balance, shares at Sep. 30, 2023	1,000,000	1,833,000	88,812	308,156,163
Beginning balance, value at Jun. 30, 2023	$ 1,000	$ 1,883	$ 165	$ 227,098	24,171,513		(56,250)		(25,547,794)	(1,202,385)
Beginning balance, shares at Jun. 30, 2023	1,000,000	1,833,000	163,950	227,097,537
Net loss										(966,863)
Ending balance, value at Dec. 31, 2023	$ 1,000	$ 1,883		$ 471,086	24,334,451	161,495	(56,250)		(26,514,657)	(1,600,992)
Ending balance, shares at Dec. 31, 2023	1,000,000	1,833,000		471,086,221
Beginning balance, value at Sep. 30, 2023	$ 1,000	$ 1,883	$ 90	$ 308,156	24,308,367	10,000	(56,250)		(25,920,266)	(1,347,020)
Beginning balance, shares at Sep. 30, 2023	1,000,000	1,833,000	88,812	308,156,163
Stock issued for debt				$ 26,333	6,400					32,733
Stock issued for debt, shares				26,333,000
Preferred stock converted to common stock			$ (79)	$ 136,597	29,002					165,520
Preferred stock converted to common stock, shares			(77,790)	136,597,058
Preferred stock redemption			$ (11)		(14,318)					(14,329)
Preferred stock redemption, shares			(11,022)
Stock sold for cash						80,000				80,000
Forgiveness of debt – related party					5,000					5,000
Net loss									(594,391)	(594,391)
Stock granted for debt issuance cost						71,495				71,495
Ending balance, value at Dec. 31, 2023	$ 1,000	$ 1,883		$ 471,086	$ 24,334,451	$ 161,495	$ (56,250)		$ (26,514,657)	$ (1,600,992)
Ending balance, shares at Dec. 31, 2023	1,000,000	1,833,000		471,086,221